Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Segment information
Net revenues	¥ 112,856,020	$ 15,895,438	¥ 103,152,489	¥ 117,059,678
Total income from operations	9,104,135	1,282,291	6,197,446	5,582,422
Total other (expenses) income	882,867		1,879,758	290,853
Income before income taxes and share of income (loss) of equity method investees	9,987,002		8,077,204	5,873,275
Depreciation
Depreciation	1,299,384	183,014	1,231,305	1,096,971
Interest income	780,292	109,902	764,018	671,461
Interest expenses	(22,932)	(3,230)	(24,258)	(14,461)
Share of loss of equity method investees, net of tax of nil	80,301	$ 11,310	(6,559)	42,303
Total assets	72,322,594		65,475,510		$ 10,186,426
Investments in equity method investees	2,155,561		2,162,872		$ 303,604
Total expenditure for additions of long-lived assets	5,230,737		3,102,589
Inter-segment
Segment information
Net revenues	(730,491)		(1,618,535)	(1,911,978)
Depreciation
Interest income	(1,532)		(252)	(301)
Interest expenses	1,532		252	301
Unallocated expenses
Segment information
Total income from operations	(1,509,806)		(1,207,581)	(1,021,805)
Vip.com
Depreciation
Depreciation	851,630		846,864	741,202
Total assets	47,982,859		47,086,901
Investments in equity method investees	1,153,245		1,434,715
Total expenditure for additions of long-lived assets	2,330,278		1,073,082
Vip.com | Operating Segment
Segment information
Net revenues	109,556,481		100,806,644	114,189,757
Total income from operations	9,642,385		7,341,732	6,158,560
Depreciation
Interest income	654,485		622,686	528,294
Interest expenses	(22,821)		(23,573)	(13,864)
Share of loss of equity method investees, net of tax of nil	52,212		(117,176)	(54,715)
Shan Shan Outlets
Depreciation
Depreciation	417,226		298,624	208,091
Total assets	17,062,689		13,489,858
Investments in equity method investees	763,025		728,157
Total expenditure for additions of long-lived assets	2,895,954		1,995,802
Shan Shan Outlets | Operating Segment
Segment information
Net revenues	2,795,977		1,858,668	1,579,032
Total income from operations	802,315		353,875	357,602
Depreciation
Interest income	42,807		53,659	57,732
Interest expenses	(111)		(685)	(597)
Share of loss of equity method investees, net of tax of nil	112,868		110,617	97,018
Others
Depreciation
Depreciation	30,528		85,817	147,678
Total assets	7,277,046		4,898,751
Investments in equity method investees	239,291		0
Total expenditure for additions of long-lived assets	4,505		33,705
Others | Operating Segment
Segment information
Net revenues	1,234,053		2,105,712	3,202,867
Total income from operations	169,241		(290,580)	88,065
Depreciation
Interest income	84,532		87,925	85,736
Interest expenses	(1,532)		(252)	(301)
Share of loss of equity method investees, net of tax of nil	¥ (84,779)		¥ 0	¥ 0